Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies
Commitments and Contingencies

12.  Commitments and Contingencies

The Group had the following capital commitments:

June 30,
2025
(in US$’000)
Property, plant and equipment
Contracted but not provided for	1,430

The Group does not have any other significant commitments or contingencies.